Operating Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Leases
(22)	OPERATING LEASES

The Group generates rental income by leasing its own properties. Rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent, and is classified as “other operating income, net” after netting off relevant costs.

Property on Operating Lease

	December 31, 2020	December 31, 2021
	RMB	RMB
Building	53,049,213	—
Less: Accumulated depreciation	(20,497,038)	—
	32,552,175	—

The operating lease entered into during the year ended December 31, 2021 has expired and there is no effective operating lease of properties as of December 31, 2021.